Revenues - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 152,760,888	$ 150,204,527	$ 145,003,021
Unearned revenue	1,912,239	1,789,720
Voyage Charters [Member]
Disaggregation of Revenue [Line Items]
Contract with customer receivable	1,500,000	2,100,000
Contract fulfilment cost	270,514	298,984
Voyage Charters [Member] | Demurrage [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 3,400,000	$ 4,100,000	$ 2,400,000